Shareholder Report	6 Months Ended
May 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000231252 [Member]
Shareholder Report [Line Items]
Fund Name	Guru Favorite Stocks ETF
Class Name	Guru Favorite Stocks ETF
Trading Symbol	GFGF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guru Focus ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024 (“Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.GuruFocusETF.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund’s investment sub-adviser, GuruFocus Investments, LLC (the “Sub-Adviser”) tracks the equity portfolio holdings of approximately twenty Gurus. To be considered a Guru, the investor must have a long-term, publicly available, track record of at least ten years. In addition, the Guru must follow an investment strategy of investing in companies that the Guru considers to be high-quality. The Sub-Adviser ranks these Guru companies on quality when selecting securities for the Fund.
The Fund’s outperformance over the Period can be attributed to two categories of stocks: technology and non-technology. Technology stocks, including Nvidia, Google, Taiwan Semiconductor, Meta, Monolithic Power Systems, and Microsoft, realized significant gains, contributing substantially to the overall increase. Similarly, non-technology stocks such as American Express, KKR, Intuitive Surgical, Goldman Sachs, and Edwards Lifesciences performed admirably, further bolstering the Fund’s performance.
The accelerated expansion of the technology sector, spurred by AI’s transformative impact on our lives, has heightened investor expectations regarding tech companies’ revenue and profitability. Consequently, these stocks have significantly outpaced the broader market. Additionally, the Fund has avoided underperforming stocks successfully. Over the Period, only one of the Fund’s 27 holdings suffered a loss exceeding 5%, in stark contrast to over 25% of S&P 500 companies that faced similar or higher declines.

Line Graph [Table Text Block]

PERFORMANCE OF HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (12/15/2021)
Guru Favorite Stocks ETF - NAV	28.58%	4.58%
Guru Favorite Stocks ETF - Market	28.75%	4.55%
Solactive GBS United States 1000 Index	27.55%	5.07%
S&P 500 Index	28.19%	6.42%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Visit www.GuruFocusETF.com for more recent performance information.

Performance Inception Date	Dec. 15, 2021
Net Assets	$ 30,820,911
Holdings Count | holding	28
Advisory Fees Paid, Amount	$ 106,146
Investment Company, Portfolio Turnover	33.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	33.7%	(1)
Information Technology	29.7%	(1)
Health Care	14.3%
Communication Services	11.2%
Industrials	5.0%
Consumer Discretionary	3.0%
Consumer Staples	2.1%
Money Market Funds	1.0%
Other Assets in Excess of Liabilities (2)	0.0%	(3)
Total	100.0%

(1) For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.

(2) Cash, cash equivalents and other assets in excess of liabilities.
(3) Represents less than 0.05% of Net Assets.

ASSET WEIGHTING (as a % of Net Assets)